FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE

The following table presents information about the Company’s assets that are measured at fair value, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	September 30, 2025
Assets:
Marketable securities held in Trust Account	1	$195,206,616

SCHEDULE OF FAIR VALUE ASSUMPTIONS USED IN VALUATION OF SHARE RIGHTS

January 21, 2025
Underlying share price	$9.91
Pre-adjusted value per share right	$0.83
Market adjustment(1)	10.0%
Fair Value per share right	$0.083

(1)	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of a Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded right prices to simulated model outputs. The market adjustment was determined by calibrating traded Share Rights prices as of the valuation dates.